Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Long-term employee benefit liabilities	$ 504	$ 559
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	323	336
Current service cost	15	20
Interest cost	8	11
Actuarial losses and changes in actuarial assumptions	2	15
Benefits paid	(12)	(17)
Divestiture	(4)
Foreign exchange	(37)	(40)
Ending funded status	295	323
Current liability	8	10
Long-term employee benefit liabilities	287	313
Net amount	295	323
Unrecognized actuarial losses	(69)	(81)
Current service cost	15	20
Interest cost	8	11
Actuarial losses	18	16
Net periodic benefit cost	$ 41	$ 47